Performance Management	May 01, 2026
Timothy Plan US Small Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index, an index more representative of the Fund’s investment strategy and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index, an index more representative of the Fund’s investment strategy and to the Underlying Index.
Bar Chart [Heading]	Year-by-year Annual Total Returns (for calendar years ending on December 31)
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
Dec-2020	Mar-2020
31.26%	-32.52%

Performance Table Heading	Average Annual Total Returns (for periods ending on December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	etf.timothyplan.com
Performance Availability Phone [Text]	(800) 846-7526
Timothy Plan US Small Cap Core ETF | Timothy Plan US Small Cap Core ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	31.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(32.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Timothy Plan US Large/Mid Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index.
Bar Chart [Heading]	Year-by-year Annual Total Returns (for calendar years ending on December 31)
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
Jun-2020	Mar-2020
20.54%	-24.00%

Performance Table Heading	Average Annual Total Returns (for periods ending on December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	etf.timothyplan.com
Performance Availability Phone [Text]	(800) 846-7526
Timothy Plan US Large/Mid Cap Core ETF | Timothy Plan US Large/Mid Cap Core ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	20.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(24.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Timothy Plan High Dividend Stock ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index, an index more representative of the Fund’s investment strategy and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index, an index more representative of the Fund’s investment strategy and to the Underlying Index.
Bar Chart [Heading]	Year-by-year Annual Total Returns (for calendar years ending on December 31)
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
Jun-2020	Mar-2020
16.02%	-28.98%

Performance Table Heading	Average Annual Total Returns (for periods ending on December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	etf.timothyplan.com
Performance Availability Phone [Text]	(800) 846-7526
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	16.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(28.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Timothy Plan International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index.
Bar Chart [Heading]	Year-by-year Annual Total Returns (for calendar years ending on December 31)
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
Dec-2022	Mar-2020
15.31%	-22.78%

Performance Table Heading	Average Annual Total Returns (for periods ending on December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	etf.timothyplan.com
Performance Availability Phone [Text]	(800) 846-7526
Timothy Plan International ETF | Timothy Plan International ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	15.31%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(22.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Timothy Plan Free Cash Flow ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

No performance information is available since the Fund does not yet have a full calendar year of performance. Once available performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Performance One Year or Less [Text]	No performance information is available since the Fund does not yet have a full calendar year of performance.
Performance Availability Website Address [Text]	etf.timothyplan.com
Performance Availability Phone [Text]	(800) 846-7526
Timothy Plan Free Cash Flow Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

No performance information is available since the Fund does not yet have a full calendar year of performance. Once available performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Performance One Year or Less [Text]	No performance information is available since the Fund does not yet have a full calendar year of performance.
Performance Availability Website Address [Text]	etf.timothyplan.com
Performance Availability Phone [Text]	(800) 846-7526.
Timothy Plan Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

No performance information is available since the Fund does not yet have a full calendar year of performance. Once available performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Performance One Year or Less [Text]	No performance information is available since the Fund does not yet have a full calendar year of performance.
Performance Availability Website Address [Text]	etf.timothyplan.com
Performance Availability Phone [Text]	(800) 846-7526